                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                             MFS(R) Core Growth Fund
                             MFS(R) Technology Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                           MFS(R) Charter Income Fund
                      MFS(R) Global Telecommunications Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                              VertexSM All Cap Fund
                              VertexSM Income Fund
                 MFS(R) Massachusetts High Income Tax Free Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
                       MFS(R) Emerging Markets Equity Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust
                        MFS(R) Union Standard Equity Fund


          Supplement to the Current Statement of Additional Information

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.


  The date of this Supplement is August 1, 1999 (as revised September 1, 2000).